SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended		1 Months Ended				2 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		3 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended		2 Months Ended	1 Months Ended	2 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended
	Sep. 15, 2013	Aug. 15, 2013	Aug. 30, 2013	Mar. 31, 2013	Jan. 31, 2012	Sep. 30, 2011	Aug. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Jul. 31, 2013 Private Placement [Member]	Jun. 30, 2013 Private Placement [Member]	Jun. 30, 2012 Private Placement [Member]	Jun. 30, 2012 Lincoln Park Capital Fund, LLC. [Member]	Sep. 15, 2013 Lincoln Park Capital Fund, LLC. [Member] Common Stock Purchase Agreement [Member]	Jan. 05, 2012 Lincoln Park Capital Fund, LLC. [Member] Common Stock Purchase Agreement [Member]	Jun. 30, 2013 Lincoln Park Capital Fund, LLC. [Member] Common Stock Purchase Agreement [Member]	Jun. 30, 2012 Lincoln Park Capital Fund, LLC. [Member] Common Stock Purchase Agreement [Member]	Jul. 31, 2013 Chief Executive Officer [Member]	Jun. 30, 2013 Chief Executive Officer [Member] Private Placement [Member]	Jul. 31, 2013 Chief Financial Officer [Member]	Dec. 31, 2011 Chief Financial Officer [Member]	Jul. 31, 2013 Chief Technology Officer [Member]	Jun. 30, 2013 Chief Technology Officer [Member] Private Placement [Member]	Jul. 31, 2013 Chief Operating Officer [Member]	Jun. 30, 2013 Chief Operating Officer [Member] Private Placement [Member]	Jul. 31, 2013 Director [Member]	Dec. 31, 2011 Director [Member]	Aug. 30, 2013 Director [Member]	Sep. 30, 2012 Chief Executive Officer And Chief Technology Officer Father [Member]	Aug. 30, 2013 Investor [Member]	Sep. 30, 2012 Employee Stock Option [Member]	Jun. 30, 2013 Employee Stock Option [Member]	Jun. 30, 2012 Employee Stock Option [Member]	Feb. 08, 2013 Employee Stock Option [Member] President [Member]	Jun. 30, 2012 Employee Stock Option [Member] President [Member]	Dec. 31, 2011 Employee Stock Option [Member] Chief Financial Officer [Member]	Jun. 30, 2011 Employee Stock Option [Member] Chief Financial Officer [Member]	Jul. 31, 2013 Employee Stock Option [Member] Director [Member]	Jun. 30, 2013 Employee Stock Option [Member] Director [Member]	Jul. 31, 2012 Employee Stock Option [Member] Director [Member]	Dec. 31, 2011 Employee Stock Option [Member] Director [Member]	Jul. 31, 2011 Employee Stock Option [Member] Director [Member]	Sep. 30, 2012 Employee Stock Option [Member] Chief Executive Officer And Chief Technology Officer Father [Member]
Subsequent Event [Line Items]
Granted						525,000				29,412																50,000			70,000			4,622,500	675,000	112,500	50,000		150,000	370,000		230,000		245,000	70,000
Proceeds from exercise of stock options							$ 43,200	$ 6,534	$ 75,835																														$ 6,534			$ 30,000
Exercised options, exercise price				$ 1.57	$ 1.5			$ 0.50													$ 0.60						$ 0.50	$ 0.96		$ 1.25	$ 0.50										$ 0.667	$ 1
Granted, exercise price										$ 1.25								$ 1.30		$ 1.30		$ 1.30				$ 1.30						$ 0.55	$ 0.75	$ 0.39	$ 0.74	$ 0.60	$ 1.95	$ 0.99		$ 0.91		$ 1.75	$ 0.63
Immediately recognized percentage																										100.00%
Share based compensation, term																																		10 years	3 years		10 years	10 years		10 years		10 years
Warrants issued, volatility rate																								91.46%										89.67%	91.39%		90.60%	93.11%		91.04%		89.65%	90.09%
Expected term, simplified method																								5 years		5 years								9.42	1.5		6.5	5.5		5.5		6.5	4.0
Discount rate																								1.40%		1.37%								0.93%	0.23%		2.11%	1.52%		0.82%		2.35%	0.53%
Common shares issued							40,000			289,941	3,914,321	1,143,400	686,082	342,946	316,667	1,333,820	1,002,749		241,279				241,279		1,910,714														11,667		5,000	30,000
Proceeds from issuance of common stock								1,658,000	1,181,700	275,000			510,000	390,000	100,000		610,000
Repayments of related party debt	86,100							84,380	5,000
Repayments of Convertible Debt		86,100	30,000
Terms of conversion feature																		The options have an exercise price of $1.30 per share and vest 50% upon the market value of the Company's common stock trading at or greater than $2.00 per share for any 10 day period out of a 30 day trading period and the other 50% vesting upon the market value of the Company's common stock trading at or greater than $3.00 per share for any 10 day period out of a 30 day trading period.		The options have an exercise price of $1.30 per share and vest 50% upon the market value of the Company's common stock trading at or greater than $2.00 per share for any 10 day period out of a 30 day trading period and the other 50% vesting upon the market value of the Company's common stock trading at or greater than $3.00 per share for any 10 day period out of a 30 day trading period.		The options have an exercise price of $1.30 per share and vest 50% upon the market value of the Company's common stock trading at or greater than $2.00 per share for any 10 day period out of a 30 day trading period and the other 50% vesting upon the market value of the Company's common stock trading at or greater than $3.00 per share for any 10 day period out of a 30 day trading period.
Proceeds from private placement											1,958,000	571,700				810,003			280,000				280,000		950,000
Proceeds from sale of stock and warrants through private placements								300,000
Convertible note conversions, shares		234,663	8,880																					500,000
Exercise price of shares called by warrants																								1.00
Loss on warrant repricing					11,919			70,491	17,753																		5,834
Shares issued for services, shares																		250,000		250,000		250,000
Term of securities issued																		10 years		10 years		10 years
Volatility																		93.11%		93.11%		93.11%
Estimated life																		6 years 6 months		6 years 6 months		6 years 6 months
Discount rate																		2.62%		2.62%		2.62%
Immediately vested shares																																					50,000						35,000
Proceeds from issuance of debt																								1,000,000
Convertible note, conversion price																								$ 1.30
Discount for beneficial conversion																								304,257
Fair value																								$ 311,949										$ 43,875		$ 15,067	$ 224,778					$ 311,001	$ 28,358
Issued note, interest rate																								7.50%
Number of accredited investors										5	13	34